Significant accounting policies (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Dia Bras EXMIN Resources Inc.
Disclosure of subsidiaries [line items]
Ownership interest		100.00%	100.00%
Location		Canada	Canada
Sociedad Minera Corona, S. A. ("Corona")
Disclosure of subsidiaries [line items]
Ownership interest	[1]	81.84%	81.84%
Location	[1]	Peru	Peru
Dia Bras Peru S. A. C. ("Dia Bras Peru")
Disclosure of subsidiaries [line items]
Ownership interest	[1]	100.00%	100.00%
Location	[1]	Peru	Peru
Dia Bras Mexicana S. A. de C. V. ("Dia Bras Mexicana")
Disclosure of subsidiaries [line items]
Ownership interest		100.00%	100.00%
Location		Mexico	Mexico
Servicios de Mineria de la Sierra, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest		100.00%	100.00%
Location		Mexico	Mexico
Bolivar Administradores, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest		100.00%	100.00%
Location		Mexico	Mexico
EXMIN, S. A. de C. V.
Disclosure of subsidiaries [line items]
Ownership interest		100.00%	100.00%
Location		Mexico	Mexico
Servicios de Produccion Y Extraccion de Chihuahua, S.A. de C.V
Disclosure of subsidiaries [line items]
Ownership interest		100.00%	100.00%
Location		Mexico	Mexico
Asesores Administrativos Y de Recursos Humanos, S.A. de C.V
Disclosure of subsidiaries [line items]
Ownership interest		100.00%	100.00%
Location		Mexico	Mexico

[1]	The Company, through its wholly owned subsidiary Dia Bras Peru, holds an 81.84% interest in Corona, which represents 92.33% of the voting shares. The Company consolidates Corona's financial results and records a non-controlling interest for the 18.16% that it does not own.